Summary of Significant Accounting Policies - Schedule of Accounts Receivable Reconciliation with Customers (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accounts Receivable Reconciliation with Customers [Abstract]
Balance at the beginning of the year	$ 28,297,491	$ 76,690,246
Converted into accounts receivable due to performance of the contract	159,830,431	149,636,399
Customer payments received in the current period	(160,909,662)	(198,029,154)
Provision for credit loss
Balance at the ending of the year	$ 27,218,260	$ 28,297,491